Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 91,882		$ 49,583
Restricted cash and cash equivalents	2,018		3,122
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statement of Cash Flows	$ 93,900	$ 216,519	$ 52,705	$ 51,656